Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 29, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 121,522	$ 18,675	$ 13,102
Accounts receivable, net	17,908	20,677	16,397
Inventories	3,241	3,736	7,437
Deferred tax assets, current	4,679
Prepaid expenses and other current assets	3,269	3,407	4,962
Total current assets	150,619	46,495	41,898
Property and equipment, net	3,558	2,686	2,017
Deferred income taxes	19,906
Other assets	17	2,316	80
TOTAL ASSETS	174,100	51,497	43,995
CURRENT LIABILITIES:
Accounts payable	2,986	3,221	2,665
Accrued liabilities	36,044	13,889	7,871
Gigamon LLC members' distribution payable	399	4,821	12,742
Deferred revenue	27,662	23,917	18,437
Total current liabilities	67,091	45,848	41,715
Deferred revenue, non-current	8,639	6,903	3,525
Other liabilities, non-current	219	447	456
TOTAL LIABILITIES	75,949	53,198	45,696
Commitments and Contingencies (Note 6)
Redeemable convertible Series A preferred units - $2.81 per unit value; 8,110 units authorized at December 31, 2011 and 2012, and no units authorized at June 29, 2013 (unaudited); 8,110 units issued and outstanding at December 31, 2011 and 2012; and no units issued and outstanding at June 29, 2013 (unaudited); redemption value of $33,483		28,344	26,108
MEMBERS' DEFICIT/STOCKHOLDERS' EQUITY
Common Units - No par value per unit; 33,333 units authorized at December 31, 2011 and 2012; and no units authorized at June 29, 2013 (unaudited); 17,300 units issued and outstanding at December 31, 2011 and 2012; and no units issued and outstanding at June 29, 2013 (unaudited)		1,625	1,625
Preferred stock-$0.0001 par value; no shares authorized at December 31, 2011 and 2012, and 20,000 shares authorized at June 29, 2013 (unaudited); no shares issued and outstanding, actual
Common stock-$0.0001 par value; no shares authorized, issued or outstanding at December 31, 2011 and 2012; 1,000,000 shares authorized, 30,476 shares issued and outstanding at June 29, 2013 (unaudited)	3
Treasury units/stock-No par value; 8,110 units/shares authorized and outstanding as of December 31, 2011, December 31, 2012 and June 29, 2013 (unaudited), actual	(12,469)	(12,469)	(12,469)
Additional paid-in capital	119,153	1,522	159
Accumulated deficit	(8,536)	(20,723)	(17,124)
TOTAL MEMBERS' DEFICIT/STOCKHOLDERS' EQUITY	98,151	(30,045)	(27,809)
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED UNITS, AND MEMBERS' DEFICIT/STOCKHOLDERS' EQUITY	$ 174,100	$ 51,497	$ 43,995